Subsequent Events (Details Narrative)							1 Months Ended		3 Months Ended		12 Months Ended
		Mar. 31, 2023 shares	Mar. 28, 2023 CAD ($) $ / shares shares	Mar. 15, 2023 CAD ($) $ / shares	Feb. 15, 2023 USD ($)	Jan. 10, 2023 shares	Apr. 30, 2022 USD ($) shares	Apr. 30, 2022 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Mar. 28, 2023 USD ($) $ / shares	Mar. 28, 2023 $ / shares	Mar. 15, 2023 $ / shares shares	Mar. 15, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	May 31, 2022 CAD ($) $ / shares	Feb. 28, 2022 $ / shares	Dec. 31, 2021 $ / shares
Subsequent Event [Line Items]
Number of warrants issued | shares		151,712,379							151,712,379							162,129,064	162,129,064
Proceeds from warrant exercises | $									$ 837,459
Proceeds from issuance if private placement							$ 9,384,622	$ 11,796,297
Shares issued price per share | (per share)											$ 0.32					$ 0.24	$ 0.30			$ 0.40
Monthly payments | $									$ 10,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of outstanding convertible debt | shares	[1]										417,720
Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrant price | $ / shares																		$ 0.37	$ 0.37
Issuance of private placement of warrants | shares							37,849,325	37,849,325
Shares issued price per share | $ / shares																		$ 0.30	$ 0.30
Cash commission | $																		$ 563,968
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of outstanding convertible debt | shares		8,464,288				6,377,272
Number of warrants issued | shares														10,416,667	10,416,667
Warrant price | (per share)														$ 10,416,667	$ 0.11
Warrant price | $ / shares				$ 0.37
Warrant price | $ / shares			$ 0.15	$ 0.11
Proceeds from warrant exercises | $				$ 1,145,834
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant price | $ / shares															$ 0.37
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share price | $ / shares												$ 0.15
Cash commission | $												$ 211,461.38
Warrants issued | shares			2,070,258
Subsequent Event [Member] | Warrant [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from warrant exercises | $			$ 6,196,047.26
Proceeds from issuance if private placement | $					$ 9,000,000
Issuance of private placement of warrants | shares			51,633,727
Shares issued price per share | $ / shares													$ 0.12

[1]	Units issued at C$0.57, converted to US at $0.45 (note 11)